INVESTMENTS - Fair Value of AFS Securities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	$ 133,606	$ 74,026
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	1,334	404
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	17,537	24,821
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,107	1,361
Total fair value of available for sale securities that have been in an unrealized loss position	151,143	98,847
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	2,441	1,765
Mortgage-backed securities - U.S. agency-sponsored
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	17,816	4,198
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	141	30
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	2,618	5,547
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	96	129
Total fair value of available for sale securities that have been in an unrealized loss position	20,434	9,745
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	237	159
Mortgage-backed securities - Prime
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	0	5
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	0	0
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1	2
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	0
Total fair value of available for sale securities that have been in an unrealized loss position	1	7
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	0	0
Mortgage-backed securities - Non-U.S. residential
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	2,217	1,276
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	7	3
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	825	199
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	4	4
Total fair value of available for sale securities that have been in an unrealized loss position	3,042	1,475
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	11	7
Mortgage-backed securities - Commercial
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	291	124
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	3	1
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	55	136
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	1	2
Total fair value of available for sale securities that have been in an unrealized loss position	346	260
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	4	3
Mortgage-backed securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	20,324	5,603
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	151	34
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	3,499	5,884
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	101	135
Total fair value of available for sale securities that have been in an unrealized loss position	23,823	11,487
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	252	169
U.S. Treasury
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	59,384	36,581
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	505	119
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,204	1,013
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	10	8
Total fair value of available for sale securities that have been in an unrealized loss position	60,588	37,594
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	515	127
Agency obligations
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	6,716	5,698
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	30	9
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	196	754
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	7	4
Total fair value of available for sale securities that have been in an unrealized loss position	6,912	6,452
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	37	13
U.S. Treasury and federal agency securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	66,100	42,279
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	535	128
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,400	1,767
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	17	12
Total fair value of available for sale securities that have been in an unrealized loss position	67,500	44,046
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	552	140
State and municipal securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	635	386
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	26	15
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	4,450	5,802
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	746	962
Total fair value of available for sale securities that have been in an unrealized loss position	5,085	6,188
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	772	977
Foreign government
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	35,491	18,495
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	429	147
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	4,642	5,984
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	164	139
Total fair value of available for sale securities that have been in an unrealized loss position	40,133	24,479
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	593	286
Corporate
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	5,586	3,511
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	132	63
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,298	1,350
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	45	28
Total fair value of available for sale securities that have been in an unrealized loss position	6,884	4,861
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	177	91
Asset-backed securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	5,311	3,701
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	58	13
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	2,247	3,816
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	34	45
Total fair value of available for sale securities that have been in an unrealized loss position	7,558	7,517
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	92	58
Other debt securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	27
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	0
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	0
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	0
Total fair value of available for sale securities that have been in an unrealized loss position	27
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	0
Equity securities
Available for Sale Securities Continuous Unrealized Loss Position
Fair value of available for sale securities that have been in an unrealized loss position for less than twelve months	132	51
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	3	4
Fair value of available for sale securities that have been in an unrealized loss position for twelve months or longer	1	218
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	40
Total fair value of available for sale securities that have been in an unrealized loss position	133	269
Total gross unrealized losses of available for sale securities that have been in an unrealized loss position	3	$ 44
Fixed income securities
Available for Sale Securities Continuous Unrealized Loss Position
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months	1,331
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	$ 1,107